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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5851

Colonial InterMarket Income Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/06

Date of reporting period:	8/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

August 31, 2006 (Unaudited)	Colonial InterMarket Income Trust I

		Par ($)		Value ($)*
Government & Agency Obligations – 54.0%
FOREIGN GOVERNMENT OBLIGATIONS – 31.6%
Aries Vermoegensverwaltungs GmbH
	6.182% 10/25/07(a)	EUR	250,000	331,626
	7.750% 10/25/09(b)		250,000	357,633
Bundesrepublik Deutschland
	6.000% 06/20/16		700,000	1,059,613
Corp. Andina de Fomento
	6.375% 06/18/09		340,000	462,060
European Investment Bank
	5.500% 12/07/11	GBP	300,000	584,250
Federal Republic of Brazil
	7.375% 02/03/15	EUR	380,000	553,529
	8.750% 02/04/25	USD	670,000	796,295
	11.000% 08/17/40		260,000	339,690
Federal Republic of Germany
	4.250% 07/04/14	EUR	970,000	1,287,143
	5.000% 07/04/12		375,000	513,816
Government of Canada
	4.500% 06/01/15	CAD	755,000	704,220
	10.000% 06/01/08		1,400,000	1,392,362
Government of New Zealand
	6.000% 07/15/08	NZD	275,000	178,180
	6.000% 11/15/11		240,000	156,159
Kingdom of Norway
	5.500% 05/15/09	NOK	7,180,000	1,182,456
	6.000% 05/16/11		4,590,000	789,561
Kingdom of Spain
	5.500% 07/30/17	EUR	820,000	1,207,662
Kingdom of Sweden
	5.000% 01/28/09	SEK	9,065,000	1,295,929
	6.750% 05/05/14		6,210,000	1,030,801
New South Wales Treasury Corp.
	7.000% 12/01/10	AUD	730,000	576,819
Province of Ontario
	5.000% 03/08/14	CAD	550,000	520,218
Province of Quebec
	6.000% 10/01/12		380,000	375,084
	6.000% 10/01/29		260,000	275,019
Republic of Bulgaria
	8.250% 01/15/15	USD	645,000	752,909

		Par ($)		Value ($)*
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Republic of Colombia
	8.125% 05/21/24		240,000	264,000
	9.750% 04/09/11		342,324	374,503
	11.375% 01/31/08	EUR	245,000	344,014
Republic of France
	4.000% 10/25/09		650,000	844,208
	4.000% 04/25/14		630,000	822,523
	4.750% 10/25/12		600,000	814,466
Republic of Panama
	8.875% 09/30/27	USD	560,000	683,200
Republic of Peru
	7.500% 10/14/14	EUR	210,000	304,151
	9.875% 02/06/15	USD	100,000	123,000
Republic of Poland
	5.750% 03/24/10	PLN	1,850,000	608,870
Republic of South Africa
	6.500% 06/02/14	USD	920,000	960,250
	13.000% 08/31/10	ZAR	3,060,000	484,426
Republic of Venezuela
	9.250% 09/15/27	USD	577,000	717,211
Russian Federation
	5.000% 03/31/30(c) (7.500% 03/31/07)		525,000	584,273
	11.000% 07/24/18		500,000	717,400
	12.750% 06/24/28		595,000	1,061,182
Treasury Corp. of Victoria
	6.250% 10/15/12	AUD	1,085,000	839,269
United Kingdom Treasury
	5.750% 12/07/09	GBP	165,000	323,248
	8.000% 06/07/21		190,000	499,455
	9.000% 07/12/11		415,000	936,687
United Mexican States
	7.500% 03/08/10	EUR	385,000	547,795
	8.125% 12/30/19	USD	100,000	120,500
	8.375% 01/14/11		875,000	973,875
	11.375% 09/15/16		625,000	895,000
FOREIGN GOVERNMENT OBLIGATIONS TOTAL				31,566,540
U.S. GOVERNMENT AGENCIES – 0.9%
Federal Farm Credit Bank

		Par ($)	Value ($)*
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
	5.000% 08/25/10	900,000	889,433
U.S. GOVERNMENT AGENCIES TOTAL			889,433
U.S. GOVERNMENT OBLIGATIONS – 21.5%
U.S. Treasury Bonds
	7.500% 11/15/24	865,000	1,126,662
	8.875% 02/15/19	1,817,000	2,488,580
	10.375% 11/15/12	1,520,000	1,616,009
	10.625% 08/15/15	2,780,000	3,960,521
	12.500% 08/15/14	5,309,000	6,435,920
U.S. Treasury Notes
	5.000% 02/15/11	1,845,000	1,871,162
	5.125% 06/30/08	3,300,000	3,317,662
	5.125% 05/15/16	600,000	617,039
U.S. GOVERNMENT OBLIGATIONS TOTAL			21,433,555

	Total Government & Agency Obligations (cost of $52,268,152		53,889,528
Corporate Fixed-Income Bonds & Notes – 38.0%
BASIC MATERIALS – 3.4%
Chemicals – 1.6%
Agricultural Chemicals – 0.3%
IMC Global, Inc.
	10.875% 08/01/13	105,000	117,600
Terra Capital, Inc.
	12.875% 10/15/08	165,000	184,387
			301,987
Chemicals-Diversified – 1.0%
BCP Crystal US Holdings Corp.
	9.625% 06/15/14	82,000	88,868
EquiStar Chemicals LP
	10.625% 05/01/11	120,000	129,000
Huntsman International LLC
	7.375% 01/01/15(b)	175,000	173,687
Ineos Group Holdings PLC
	7.875% 02/15/16(b)	85,000	103,589
	8.500% 02/15/16(b)	105,000	99,750
Innophos Investments Holdings, Inc.
	PIK,
	13.405% 02/15/15(a)	79,036	81,802
Lyondell Chemical Co.
	9.625% 05/01/07	155,000	158,100

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
Chemicals-Diversified – (continued)
NOVA Chemicals Corp.
	6.500% 01/15/12	170,000	157,675
			992,471
Chemicals-Specialty – 0.3%
Chemtura Corp.
	6.875% 06/01/16	130,000	125,775
Rhodia SA
	8.875% 06/01/11	165,000	168,713
			294,488
Chemicals Total			1,588,946
Forest Products & Paper – 1.0%
Paper & Related Products – 1.0%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	135,000	122,850
Boise Cascade LLC
	7.125% 10/15/14	80,000	74,400
	8.382% 10/15/12(a)	90,000	90,450
Buckeye Technologies, Inc.
	8.500% 10/01/13	95,000	94,050
Georgia-Pacific Corp.
	8.000% 01/15/24	210,000	206,850
Neenah Paper, Inc.
	7.375% 11/15/14	60,000	55,875
NewPage Corp.
	10.000% 05/01/12	95,000	98,088
	12.000% 05/01/13	40,000	41,300
Norske Skog
	7.375% 03/01/14	125,000	114,062
	8.625% 06/15/11	60,000	58,950
			956,875
Forest Products & Paper Total			956,875
Iron/Steel – 0.1%
Steel-Producers – 0.1%
Steel Dynamics, Inc.
	9.500% 03/15/09	70,000	72,450
			72,450
Steel-Specialty – 0.1%
UCAR Finance, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Iron/Steel – (continued)
Steel-Specialty – (continued)
	10.250% 02/15/12	80,000	84,000
			84,000
Iron/Steel Total			156,450
Metals & Mining – 0.7%
Diversified Minerals – 0.2%
FMG Finance Ltd.
	10.625% 09/01/16(b)	175,000	174,125
			174,125
Mining Services – 0.0%
Hudson Bay Mining & Smelting Co., Ltd.
	9.625% 01/15/12	45,000	49,163
			49,163
Non-Ferrous Metals – 0.5%
Codelco, Inc.
	5.500% 10/15/13	500,000	493,550
			493,550
Metals & Mining Total			716,838
BASIC MATERIALS TOTAL			3,419,109
COMMUNICATIONS – 7.9%
Media – 3.3%
Broadcast Services/Programs – 0.2%
Fisher Communications, Inc.
	8.625% 09/15/14	75,000	77,062
XM Satellite Radio, Inc.
	9.750% 05/01/14(b)	105,000	98,700
			175,762
Cable TV – 1.6%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	115,000	110,975
Charter Communications Holdings I LLC
	11.000% 10/01/15	175,000	155,313
Charter Communications Holdings II LLC
	10.250% 09/15/10	265,000	268,312
Charter Communications Holdings LLC
	9.920% 04/01/14	135,000	88,088
CSC Holdings, Inc.
	7.625% 04/01/11	365,000	373,212
DirecTV Holdings LLC
	6.375% 06/15/15	165,000	154,275

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Cable TV – (continued)
EchoStar DBS Corp.
	6.625% 10/01/14	230,000	221,087
Insight Midwest LP
	9.750% 10/01/09	110,000	111,925
Telenet Group Holding NV
	(d) 06/15/14(b) (11.500% 12/15/08)	147,000	126,420
			1,609,607
Multimedia – 0.4%
Advanstar Communications, Inc.
	15.000% 10/15/11	125,000	130,312
Lamar Media Corp.
	6.625% 08/15/15	125,000	117,188
Quebecor Media, Inc.
	7.750% 03/15/16	130,000	128,700
			376,200
Publishing-Periodicals – 0.8%
Dex Media West LLC
	9.875% 08/15/13	257,000	275,954
Dex Media, Inc.
	(d) 11/15/13 (9.000% 11/15/08)	105,000	87,413
PriMedia, Inc.
	8.000% 05/15/13	195,000	174,037
RH Donnelley Corp.
	8.875% 01/15/16	120,000	118,200
WDAC Subsidiary Corp.
	8.375% 12/01/14(b)	135,000	135,675
			791,279
Radio – 0.1%
CMP Susquehanna Corp.
	9.875% 05/15/14(b)	115,000	107,238
			107,238
Television – 0.2%
LIN Television Corp.
	6.500% 05/15/13	115,000	106,087
Sinclair Broadcast Group, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Television – (continued)
	8.750% 12/15/11	145,000	151,344
			257,431
Media Total			3,317,517
Telecommunication Services – 4.6%
Cellular Telecommunications – 2.0%
Digicel Ltd.
	9.250% 09/01/12(b)	245,000	255,413
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	160,000	165,600
	9.875% 11/01/12	170,000	181,475
Horizon PCS, Inc.
	11.375% 07/15/12	80,000	90,200
iPCS Escrow Co.
	11.500% 05/01/12	70,000	78,750
Nextel Communications, Inc.
	7.375% 08/01/15	255,000	262,379
Nextel Partners, Inc.
	8.125% 07/01/11	205,000	215,250
Rogers Cantel, Inc.
	9.750% 06/01/16	155,000	186,775
Rogers Wireless, Inc.
	8.000% 12/15/12	95,000	99,275
Rural Cellular Corp.
	8.250% 03/15/12	90,000	92,250
	9.750% 01/15/10	30,000	29,850
	11.239% 11/01/12(a)	115,000	118,450
US Unwired, Inc.
	10.000% 06/15/12	165,000	181,500
			1,957,167
Satellite Telecommunications – 0.7%
Inmarsat Finance II PLC
	(d) 11/15/12 (10.375% 11/15/08)	190,000	165,775
Intelsat Bermuda, Ltd.
	11.250% 06/15/16(b)	165,000	170,981
Intelsat Subsidiary Holding Co., Ltd.
	8.250% 01/15/13	150,000	149,625
PanAmSat Corp.
	9.000% 08/15/14	92,000	93,610

		Par ($)		Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Satellite Telecommunications – (continued)
Zeus Special Subsidiary Ltd.

	(d) 02/01/15(b) (9.250% 02/01/10)		135,000	92,475
				672,466
Telecommunication Equipment – 0.1%
Lucent Technologies, Inc.
	6.450% 03/15/29		175,000	149,188
				149,188
Telecommunication Services – 0.5%
Embarq Corp.
	7.082% 06/01/16		65,000	66,322
	7.995% 06/01/36		55,000	57,484
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(b)	EUR	85,000	115,023
Syniverse Technologies, Inc.
	7.750% 08/15/13	USD	105,000	102,112
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14		140,000	145,600
				486,541
Telephone-Integrated – 1.2%
Cincinnati Bell, Inc.
	7.000% 02/15/15		145,000	141,375
Citizens Communications Co.
	9.000% 08/15/31		205,000	216,275
Qwest Communications International, Inc.
	7.500% 02/15/14		100,000	99,125
Qwest Corp.
	7.500% 10/01/14(b)		95,000	96,662
	7.500% 06/15/23		195,000	190,125
	8.875% 03/15/12		170,000	184,025
US LEC Corp.
	13.620% 10/01/09(a)		95,000	100,344
Windstream Corp.
	8.625% 08/01/16(b)		170,000	179,775
				1,207,706
Wireless Equipment – 0.1%
American Towers, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Wireless Equipment – (continued)
	7.250% 12/01/11	125,000	128,438
			128,438
Telecommunication Services Total			4,601,506
COMMUNICATIONS TOTAL			7,919,023
CONSUMER CYCLICAL – 6.2%
Airlines – 0.2%
Airlines – 0.2%
Continental Airlines, Inc.
	7.568% 12/01/06	190,000	189,700
			189,700
Airlines Total			189,700
Apparel – 0.5%
Apparel Manufacturers – 0.5%
Broder Brothers Co.
	11.250% 10/15/10	85,000	80,112
Levi Strauss & Co.
	9.750% 01/15/15	210,000	217,350
Phillips-Van Heusen Corp.
	7.250% 02/15/11	100,000	99,750
	8.125% 05/01/13	75,000	77,063
			474,275
Apparel Total			474,275
Auto Manufacturers – 0.1%
Auto-Cars/Light Trucks – 0.1%
General Motors Corp.
	8.375% 07/15/33	130,000	108,875
			108,875
Auto Manufacturers Total			108,875
Auto Parts & Equipment – 0.5%
Auto/Truck Parts & Equipment-Original – 0.1%
TRW Automotive, Inc.
	9.375% 02/15/13	130,000	138,775
			138,775
Auto/Truck Parts & Equipment-Replacement – 0.1%
Commercial Vehicle Group
	8.000% 07/01/13	125,000	119,063
			119,063

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
Rubber-Tires – 0.3%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	275,000	275,687
			275,687
Auto Parts & Equipment Total			533,525
Distribution/Wholesale – 0.1%
Distribution/Wholesale – 0.1%
Buhrmann US, Inc.
	7.875% 03/01/15	85,000	82,450
			82,450
Distribution/Wholesale Total			82,450
Entertainment – 0.7%
Gambling (Non-Hotel) – 0.3%
Global Cash Access LLC
	8.750% 03/15/12	131,000	137,059
Jacobs Entertainment, Inc.
	9.750% 06/15/14(b)	70,000	69,913
Pokagon Gaming Authority
	10.375% 06/15/14(b)	75,000	79,312
			286,284
Music – 0.3%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)	125,000	120,625
Warner Music Group
	7.375% 04/15/14	160,000	154,000
			274,625
Resorts/Theme Parks – 0.1%
Six Flags, Inc.
	9.625% 06/01/14	165,000	147,262
			147,262
Entertainment Total			708,171
Home Builders – 0.2%
Building-Residential/Commercial – 0.2%
K. Hovnanian Enterprises, Inc.
	6.375% 12/15/14	160,000	142,000
	8.875% 04/01/12	25,000	24,125

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – (continued)
Building-Residential/Commercial – (continued)
KB Home
	5.875% 01/15/15	110,000	97,278
			263,403
Home Builders Total			263,403
Home Furnishings – 0.1%
Home Furnishings – 0.1%
Sealy Mattress Co.
	8.250% 06/15/14	105,000	106,050
			106,050
Home Furnishings Total			106,050
Leisure Time – 0.4%
Cruise Lines – 0.2%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	185,000	185,753
			185,753
Leisure & Recreational Products – 0.1%
K2, Inc.
	7.375% 07/01/14	100,000	97,000
			97,000
Recreational Centers – 0.1%
Town Sports International, Inc.
	(d) 02/01/14 (11.000% 02/01/09)	110,000	89,100
			89,100
Leisure Time Total			371,853
Lodging – 2.3%
Casino Hotels – 2.0%
CCM Merger, Inc.
	8.000% 08/01/13(b)	170,000	162,775
Chukchansi Economic Development Authority
	8.780% 11/15/12(a)(b)	95,000	97,850
Circus & Eldorado/Silver Legacy Capital Corp.
	10.125% 03/01/12	115,000	120,750
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(b)	120,000	125,700
Greektown Holdings LLC
	10.750% 12/01/13(b)	135,000	142,087
Hard Rock Hotel, Inc.
	8.875% 06/01/13	205,000	220,119

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
Kerzner International Ltd.
	6.750% 10/01/15	190,000	203,300
MGM Mirage
	6.000% 10/01/09	90,000	87,975
	6.750% 09/01/12	195,000	189,637
	8.500% 09/15/10	45,000	47,363
Mohegan Tribal Gaming Authority
	6.125% 02/15/13	85,000	81,069
Pinnacle Entertainment, Inc.
	8.250% 03/15/12	175,000	175,875
Station Casinos, Inc.
	6.000% 04/01/12	155,000	148,219
Wynn Las Vegas LLC
	6.625% 12/01/14	180,000	171,900
			1,974,619
Hotels & Motels – 0.3%
Hilton Hotels Corp.
	7.500% 12/15/17	110,000	115,677
ITT Corp.
	7.375% 11/15/15	165,000	175,725
			291,402
Lodging Total			2,266,021
Retail – 1.0%
Retail-Automobiles – 0.2%
Asbury Automotive Group, Inc.
	8.000% 03/15/14	140,000	136,500
AutoNation, Inc.
	7.000% 04/15/14(b)	50,000	49,312
	7.507% 04/15/13(a)(b)	30,000	30,150
			215,962
Retail-Drug Stores – 0.1%
Rite Aid Corp.
	7.500% 01/15/15	130,000	124,150
			124,150
Retail-Home Furnishings – 0.2%
Tempur-Pedic, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail-Home Furnishings – (continued)
	10.250% 08/15/10	155,000	162,363
			162,363
Retail-Propane Distributors – 0.3%
AmeriGas Partners LP
	7.125% 05/20/16	110,000	106,975
Ferrellgas Partners LP
	8.750% 06/15/12	105,000	108,675
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	95,000	97,612
			313,262
Retail-Restaurants – 0.2%
Dave & Buster’s, Inc.
	11.250% 03/15/14(b)	85,000	79,050
Landry’s Restaurants, Inc.
	7.500% 12/15/14	120,000	113,400
			192,450
Retail Total			1,008,187
Textiles – 0.1%
Textile-Products – 0.1%
INVISTA
	9.250% 05/01/12(b)	95,000	99,750
			99,750
Textiles Total			99,750
CONSUMER CYCLICAL TOTAL			6,212,260
CONSUMER NON-CYCLICAL – 5.5%
Agriculture – 0.2%
Tobacco – 0.2%
Alliance One International, Inc.
	11.000% 05/15/12	95,000	95,000
Reynolds American, Inc.
	7.625% 06/01/16(b)	95,000	99,119
			194,119
Agriculture Total			194,119
Beverages – 0.3%
Beverages-Non-Alcoholic – 0.1%
Cott Beverages, Inc.
	8.000% 12/15/11	105,000	106,313
			106,313

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Beverages – (continued)
Beverages-Wine/Spirits – 0.2%
Constellation Brands, Inc.
	7.250% 09/01/16	85,000	85,425
	8.125% 01/15/12	100,000	103,750
			189,175
	Beverages Total		295,488
Biotechnology – 0.2%
Medical-Biomedical/Gene – 0.2%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	150,000	152,250
			152,250
	Biotechnology Total		152,250
Commercial Services – 1.6%
Commercial Services – 0.1%
Iron Mountain, Inc.
	7.750% 01/15/15	150,000	148,500
			148,500
Commercial Services-Finance – 0.1%
Dollar Financial Group, Inc.
	9.750% 11/15/11	56,000	60,200
			60,200
Funeral Services & Related Items – 0.2%
Service Corp. International
	6.750% 04/01/16	60,000	57,000
	7.700% 04/15/09	105,000	107,363
			164,363
Printing-Commercial – 0.2%
Quebecor World Capital Corp.
	8.750% 03/15/16(b)	130,000	122,200
Sheridan Group
	10.250% 08/15/11	105,000	105,787
			227,987
Private Corrections – 0.3%
Corrections Corp. of America
	6.250% 03/15/13	180,000	173,925
GEO Group, Inc.
	8.250% 07/15/13	165,000	164,175
			338,100

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Rental Auto/Equipment – 0.7%
Ashtead Capital, Inc.
	9.000% 08/15/16(b)	55,000	56,100
Ashtead Holdings PLC
	8.625% 08/01/15(b)	165,000	165,000
Avis Budget Car Rental LLC
	7.625% 05/15/14(b)	80,000	76,000
	7.750% 05/15/16(b)	60,000	56,736
Hertz Corp.
	8.875% 01/01/14(b)	145,000	150,437
United Rentals North America, Inc.
	6.500% 02/15/12	115,000	108,962
	7.750% 11/15/13	75,000	71,813
			685,048
	Commercial Services Total		1,624,198
Cosmetics/Personal Care – 0.2%
Cosmetics & Toiletries – 0.2%
DEL Laboratories, Inc.
	8.000% 02/01/12	130,000	110,500
Elizabeth Arden, Inc.
	7.750% 01/15/14	135,000	129,938
			240,438
	Cosmetics/Personal Care Total		240,438
Food – 0.6%
Food-Confectionery – 0.1%
Merisant Co.
	9.500% 07/15/13	95,000	61,750
			61,750
Food-Dairy Products – 0.1%
Dean Foods Co.
	7.000% 06/01/16	115,000	113,850
			113,850
Food-Miscellaneous/Diversified – 0.4%
Dole Food Co., Inc.
	8.625% 05/01/09	131,000	129,035
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	180,000	176,850

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Food-Miscellaneous/Diversified – (continued)
Reddy Ice Holdings, Inc.
	(d) 11/01/12 (10.500% 11/01/08)	95,000	81,700
			387,585
	Food Total		563,185
Healthcare Services – 0.9%
Dialysis Centers – 0.1%
DaVita, Inc.
	7.250% 03/15/15	145,000	142,100
			142,100
Medical-HMO – 0.1%
Coventry Health Care, Inc.
	8.125% 02/15/12	145,000	151,162
			151,162
Medical-Hospitals – 0.2%
Tenet Healthcare Corp.
	9.875% 07/01/14	260,000	253,500
			253,500
Medical-Outpatient/Home Medical – 0.1%
Select Medical Corp.
	7.625% 02/01/15	80,000	69,200
			69,200
MRI/Medical Diagnostic Imaging – 0.1%
MedQuest, Inc.
	11.875% 08/15/12	60,000	55,500
			55,500
Physical Therapy/Rehab Centers – 0.1%
Healthsouth Corp.
	10.750% 06/15/16(b)	55,000	56,238
			56,238
Physician Practice Management – 0.2%
US Oncology Holdings, Inc.
	10.320% 03/15/15(a)	55,000	55,825
US Oncology, Inc.
	9.000% 08/15/12	160,000	165,600
			221,425
	Healthcare Services Total		949,125

		Par ($)		Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – 0.6%
Consumer Products-Miscellaneous – 0.5%
American Greetings Corp.
	7.375% 06/01/16		90,000	90,562
Amscan Holdings, Inc.
	8.750% 05/01/14		140,000	125,300
Jostens IH Corp.
	7.625% 10/01/12		130,000	127,400
Scotts Co.
	6.625% 11/15/13		130,000	125,450
				468,712
Office Supplies & Forms – 0.1%
ACCO Brands Corp.
	7.625% 08/15/15		110,000	104,225
				104,225
	Household Products/Wares Total			572,937
Pharmaceuticals – 0.9%
Medical-Drugs – 0.3%
Elan Finance PLC
	7.750% 11/15/11		185,000	177,600
Warner Chilcott Corp.
	8.750% 02/01/15		125,000	125,000
				302,600
Medical-Generic Drugs – 0.1%
Mylan Laboratories, Inc.
	6.375% 08/15/15		170,000	163,837
				163,837
Medical-Wholesale Drug Distribution – 0.3%
AmerisourceBergen Corp.
	5.875% 09/15/15		95,000	92,054
Nycomed A/S
	PIK,
	11.750% 09/15/13(b)	EUR	128,670	179,682
				271,736
Pharmacy Services – 0.1%
Omnicare, Inc.
	6.750% 12/15/13	USD	85,000	81,600
				81,600
Vitamins & Nutrition Products – 0.1%
NBTY, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Vitamins & Nutrition Products – (continued)
	7.125% 10/01/15	105,000	99,750
			99,750
	Pharmaceuticals Total		919,523
	CONSUMER NON-CYCLICAL TOTAL		5,511,263
ENERGY – 5.6%
Coal – 0.4%
Coal – 0.4%
Arch Western Finance LLC
	6.750% 07/01/13	165,000	159,225
Massey Energy Co.
	6.875% 12/15/13	210,000	194,775
			354,000
		Coal Total	354,000
Oil & Gas – 1.9%
Oil & Gas Drilling – 0.1%
Pride International, Inc.
	7.375% 07/15/14	75,000	76,313
			76,313
Oil Companies-Exploration & Production – 1.6%
Chesapeake Energy Corp.
	6.375% 06/15/15	90,000	85,500
	7.500% 06/15/14	150,000	151,125
Compton Petroleum Corp.
	7.625% 12/01/13	135,000	131,625
El Paso Production Holding Co.
	7.750% 06/01/13	190,000	192,850
Forest Oil Corp.
	8.000% 12/15/11	90,000	92,925
Magnum Hunter Resources, Inc.
	9.600% 03/15/12	97,000	102,820
Newfield Exploration Co.
	6.625% 04/15/16	90,000	87,525
PEMEX Finance Ltd.
	9.150% 11/15/18	205,000	248,997
	10.610% 08/15/17	135,000	173,845
PetroHawk Energy Corp.
	9.125% 07/15/13(b)	125,000	127,187

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies-Exploration & Production – (continued)
Pogo Producing Co.
	6.625% 03/15/15	115,000	109,538
Quicksilver Resources, Inc.
	7.125% 04/01/16	100,000	95,500
			1,599,437
Oil Refining & Marketing – 0.2%
Premcor Refining Group, Inc.
	7.500% 06/15/15	105,000	109,668
Tesoro Corp.
	6.625% 11/01/15(b)	130,000	125,450
			235,118
	Oil & Gas Total		1,910,868
Oil & Gas Services – 1.1%
Oil-Field Services – 1.1%
Gazprom
	9.625% 03/01/13	400,000	472,240
Gazprom International SA
	7.201% 02/01/20	360,000	377,100
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14	150,000	139,875
Newpark Resources, Inc.
	8.625% 12/15/07	120,000	120,000
			1,109,215
	Oil & Gas Services Total		1,109,215
Oil, Gas & Consumable Fuels – 0.6%
Oil Company-Integrated – 0.6%
Qatar Petroleum
	5.579% 05/30/11(b)	400,000	402,183
Tyumen Oil Co.
	11.000% 11/06/07	180,000	189,972
			592,155
	Oil, Gas & Consumable Fuels Total		592,155
Pipelines – 1.6%
Pipelines – 1.6%
Atlas Pipeline Partners LP
	8.125% 12/15/15	90,000	91,800
Colorado Interstate Gas Co.
	6.800% 11/15/15	185,000	183,347

		Par ($)		Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Pipelines – (continued)
MarkWest Energy Partners LP
	6.875% 11/01/14		120,000	112,500
	8.500% 07/15/16(b)		50,000	50,625
Northwest Pipeline Corp.
	8.125% 03/01/10		55,000	57,200
Pacific Energy Partners LP
	6.250% 09/15/15		165,000	161,288
Sonat, Inc.
	7.625% 07/15/11		355,000	362,988
Southern Natural Gas Co.
	8.875% 03/15/10		95,000	99,659
Williams Companies, Inc.
	6.375% 10/01/10(b)		375,000	368,906
	8.125% 03/15/12		70,000	73,850
	8.750% 03/15/32		80,000	86,200
				1,648,363
	Pipelines Total			1,648,363
	ENERGY TOTAL			5,614,601
FINANCIALS – 2.5%
Commercial Banks – 0.2%
Commercial Banks-Non US – 0.2%
VTB Capital SA for Vneshtorgbank
	4.250% 02/15/16	EUR	120,000	151,598
				151,598
	Commercial Banks Total			151,598
Diversified Financial Services – 2.0%
Finance-Auto Loans – 1.1%
Ford Motor Credit Co.
	7.375% 02/01/11	USD	325,000	312,625
	9.875% 08/10/11		190,000	198,513
General Motors Acceptance Corp.
	6.875% 09/15/11		270,000	265,917
	8.000% 11/01/31		345,000	348,688
				1,125,743
Finance-Consumer Loans – 0.4%
SLM Corp.
	6.500% 06/15/10	NZD	615,000	395,792
				395,792

		Par ($)		Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Finance-Investment Banker/Broker – 0.4%
E*Trade Financial Corp.
	8.000% 06/15/11	USD	160,000	166,000
LaBranche & Co., Inc.
	11.000% 05/15/12		220,000	235,950
				401,950
Special Purpose Entity – 0.1%
Hughes Network Systems LLC/HNS Finance Corp.
	9.500% 04/15/14(b)		45,000	45,675
				45,675
	Diversified Financial Services Total			1,969,160
Real Estate Investment Trusts (REITs) – 0.3%
REITS-Hotels – 0.2%
Host Marriott LP
	6.750% 06/01/16		180,000	174,600
				174,600
REITS-Regional Malls – 0.1%
Rouse Co. LP/TRC Co-Issuer, Inc.
	6.750% 05/01/13(b)		135,000	134,407
				134,407
	Real Estate Investment Trusts (REITs) Total			309,007
	FINANCIALS TOTAL			2,429,765
INDUSTRIALS – 4.7%
Aerospace & Defense – 0.4%
Aerospace/Defense-Equipment – 0.2%
DRS Technologies, Inc.
	6.875% 11/01/13		130,000	126,100
Sequa Corp.
	9.000% 08/01/09		60,000	63,300
				189,400
Electronics-Military – 0.2%
L-3 Communications Corp.
	5.875% 01/15/15		40,000	37,800
	6.375% 10/15/15		130,000	125,125
				162,925
	Aerospace & Defense Total			352,325

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Building Materials – 0.4%
Building & Construction Products-Miscellaneous – 0.2%
Nortek, Inc.
	8.500% 09/01/14	105,000	97,650
NTK Holdings, Inc.
	(d) 03/01/14 (10.750% 09/01/09)	90,000	60,300
			157,950
Building Products-Air & Heating – 0.1%
Goodman Global Holding Co., Inc.
	7.875% 12/15/12	110,000	103,125
			103,125
Building Products-Cement/Aggregation – 0.1%
RMCC Acquisition Co.
	10.000% 11/01/12(b)	100,000	104,500
			104,500
	Building Materials Total		365,575
Electronics – 0.2%
Electronic Components-Miscellaneous – 0.2%
Flextronics International Ltd.
	6.250% 11/15/14	160,000	153,000
			153,000
	Electronics Total		153,000
Environmental Control – 0.5%
Non-Hazardous Waste Disposal – 0.5%
Allied Waste North America, Inc.
	7.125% 05/15/16(b)	205,000	199,363
	7.875% 04/15/13	325,000	329,062
			528,425
	Environmental Control Total		528,425
Machinery-Construction & Mining – 0.1%
Machinery-Construction & Mining – 0.1%
Terex Corp.
	7.375% 01/15/14	125,000	125,000
			125,000
	Machinery-Construction & Mining Total		125,000
Machinery-Diversified – 0.3%
Machinery-General Industry – 0.2%
Douglas Dynamics LLC

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Diversified – (continued)
Machinery-General Industry – (continued)
	7.750% 01/15/12(b)	100,000	94,500
Manitowoc Co., Inc.
	7.125% 11/01/13	65,000	64,025
			158,525
Machinery-Material Handling – 0.1%
Columbus McKinnon Corp.
	8.875% 11/01/13	100,000	102,000
			102,000
	Machinery-Diversified Total		260,525
Metal Fabricate/Hardware – 0.2%
Metal Processors & Fabrication – 0.2%
Mueller Group, Inc.
	10.000% 05/01/12	88,000	95,920
Mueller Holdings, Inc.
	(d) 04/15/14 (14.750% 04/15/09)	75,000	66,000
TriMas Corp.
	9.875% 06/15/12	80,000	75,800
			237,720
	Metal Fabricate/Hardware Total		237,720
Miscellaneous Manufacturing – 0.7%
Diversified Manufacturing Operators – 0.6%
Bombardier, Inc.
	6.300% 05/01/14(b)	270,000	240,300
J.B. Poindexter & Co.
	8.750% 03/15/14	105,000	87,150
Koppers Industries, Inc.
	9.875% 10/15/13	86,000	93,095
Trinity Industries, Inc.
	6.500% 03/15/14	215,000	208,013
			628,558
Miscellaneous Manufacturing – 0.1%
Nutro Products, Inc.
	10.750% 04/15/14(b)	115,000	121,325
			121,325
	Miscellaneous Manufacturing Total		749,883

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – 1.0%
Containers-Metal/Glass – 0.6%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	195,000	195,975
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	295,000	298,687
Owens-Illinois, Inc.
	7.500% 05/15/10	100,000	99,000
			593,662
Containers-Paper/Plastic – 0.4%
Consolidated Container Co., LLC
	(d) 06/15/09 (10.750% 06/15/07)	105,000	99,750
Jefferson Smurfit Corp.
	8.250% 10/01/12	155,000	146,863
MDP Acquisitions PLC
	9.625% 10/01/12	150,000	156,562
Solo Cup Co.
	8.500% 02/15/14	45,000	39,150
			442,325
	Packaging & Containers Total		1,035,987
Transportation – 0.9%
Transportation-Marine – 0.3%
Ship Finance International Ltd.
	8.500% 12/15/13	160,000	153,200
Stena AB
	7.500% 11/01/13	200,000	197,000
			350,200
Transportation-Railroad – 0.2%
TFM SA de CV
	9.375% 05/01/12	150,000	158,813
			158,813
Transportation-Services – 0.3%
CHC Helicopter Corp.
	7.375% 05/01/14	200,000	188,000
PHI, Inc.
	7.125% 04/15/13(b)	105,000	100,012
			288,012

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Transportation-Trucks – 0.1%
QDI LLC
	9.000% 11/15/10	90,000	86,175
			86,175
	Transportation Total		883,200
	INDUSTRIALS TOTAL		4,691,640
TECHNOLOGY – 0.5%
Computers – 0.1%
Computer Services – 0.1%
Sungard Data Systems, Inc.
	9.125% 08/15/13	90,000	92,925
			92,925
	Computers Total		92,925
Office/Business Equipment – 0.2%
Office Automation & Equipment – 0.2%
Xerox Corp.
	6.400% 03/15/16	35,000	34,653
	7.125% 06/15/10	145,000	149,713
			184,366
	Office/Business Equipment Total		184,366
Semiconductors – 0.2%
Electronic Components-Semiconductors – 0.2%
Amkor Technology, Inc.
	9.250% 06/01/16	70,000	66,675
Freescale Semiconductor, Inc.
	6.875% 07/15/11	85,000	86,700
			153,375
	Semiconductors Total		153,375
	TECHNOLOGY TOTAL		430,666
UTILITIES – 1.7%
Electric – 1.7%
Electric-Generation – 0.5%
AES Corp.
	7.750% 03/01/14	155,000	159,650
	9.000% 05/15/15(b)	45,000	48,544
	9.500% 06/01/09	46,000	49,220
Edison Mission Energy
	7.730% 06/15/09	235,000	240,287
			497,701

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric-Integrated – 0.5%
CMS Energy Corp.
	6.875% 12/15/15	70,000	70,175
	8.500% 04/15/11	45,000	48,262
Mirant Mid Atlantic LLC
	8.625% 06/30/12	37,758	40,023
Nevada Power Co.
	9.000% 08/15/13	49,000	53,414
Sierra Pacific Resources
	6.750% 08/15/17	135,000	132,937
TECO Energy, Inc.
	7.000% 05/01/12	110,000	113,162
			457,973
Independent Power Producer – 0.7%
Dynegy Holdings, Inc.
	6.875% 04/01/11	175,000	168,000
	7.125% 05/15/18	20,000	17,650
Mirant North America LLC
	7.375% 12/31/13	190,000	188,100
MSW Energy Holdings LLC
	7.375% 09/01/10	50,000	50,250
	8.500% 09/01/10	140,000	144,200
NRG Energy, Inc.
	7.250% 02/01/14	95,000	93,813
	7.375% 02/01/16	90,000	88,650
			750,663
	Electric Total		1,706,337
	UTILITIES TOTAL		1,706,337

	Total Corporate Fixed-Income Bonds & Notes (cost of $37,972,987)		37,934,664
Mortgage-Backed Securities – 2.2%
Federal National Mortgage Association
	TBA
	6.500% 09/13/36(e)	1,895,000	1,923,425
Government National Mortgage Association
	9.000% 04/15/16	233	250
	9.000% 05/15/16	23,864	25,556

		Par ($)		Value ($)
Mortgage-Backed Securities – (continued)
	9.000% 06/15/16		25,880	27,715
	9.000% 11/15/16		51,429	55,074
	9.000% 12/15/16		12,621	13,515
	10.500% 07/15/19		7,955	8,870
	10.500% 05/15/20		7,800	8,709
	11.000% 01/15/18		3,150	3,502
	11.000% 05/15/18		13,460	14,962
	11.000% 08/15/18		4,760	5,292
	11.000% 01/15/19		51,515	57,411
	11.000% 02/15/19		2,645	2,899
	11.000% 04/15/19		1,313	1,463
	11.000% 05/15/19		8,568	9,549

	Total Mortgage-Backed Securities (cost of $2,140,978)			2,158,192
Asset-Backed Securities – 0.7%
Equity One ABS, Inc.
	4.205% 04/25/34		425,000	405,705
GMAC Mortgage Corp.
	4.865% 09/25/34		350,000	343,692

	Total Asset-Backed Securities (cost of $771,945)			749,397
Convertible Bonds – 0.3%
COMMUNICATIONS – 0.3%
Telecommunication Services – 0.3%
Telecommunication Equipment – 0.1%
Nortel Networks Corp.
	4.250% 09/01/08		115,000	108,819
				108,819
Telephone-Integrated – 0.2%
NTL Cable PLC
	8.750% 04/15/14	EUR	165,000	221,938
				221,938
				330,757
	COMMUNICATIONS TOTAL			330,757

	Total Convertible Bonds (cost of $320,048)			330,757
Municipal Bonds – 0.2%
CALIFORNIA – 0.2%
CA Cabazon Band Mission Indians

		Par ($)		Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
	13.000% 10/01/11(f)	USD	230,000	242,572
	CALIFORNIA TOTAL			242,572

	Total Municipal Bonds (cost of $230,000)			242,572

Shares
Common Stocks – 0.0%
INDUSTRIALS – 0.0%
Commercial Services & Supplies – 0.0%
	Fairlane Management Corp. (g)(h)(i)	1,800	—
	Commercial Services & Supplies Total		—
	INDUSTRIALS TOTAL		—

	Total Common Stocks (cost of $—)		—

		Units
Warrants – 0.0%
COMMUNICATIONS – 0.0%
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10(b)(f)(g)(h)(i)		150	—
				—
TELECOMMUNICATION SERVICES – 0.0%
Jazztel PLC	Expires 07/15/10(f)(g)(h)(i)	EUR	40	—
				—
	Telecommunication Services Total			—
	COMMUNICATIONS TOTAL			—
INDUSTRIALS – 0.0%
Transportation – 0.0%
Transportation-Trucks – 0.0%
QDI LLC	Expires 01/15/07(b)(f)(h)(i)	USD	510	10,014
				10,014
	Transportation Total			10,014
	INDUSTRIALS TOTAL			10,014

	Total Warrants (cost of $7,679)			10,014

		Par ($)	Value ($)
Short-Term Obligation – 5.3%

	Repurchase agreement with State Street Bank & Trust Co., dated 08/31/06, due 09/01/06 at 5.160%, collateralized by a U.S. Treasury Bond maturing 02/15/20, market value of $5,358,111 (repurchase proceeds $5,253,753) (cost of $5,253,000)	5,253,000	5,253,000

	Total Short-Term Obligation (cost of $5,253,000)		5,253,000

Total Investments – 100.7% (cost of $(98,964,789)(j)(k)	100,568,124

Other Assets & Liabilities, Net – (0.7)%	(718,643)

Net Assets – 100.0%	99,849,481

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2006.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities, which are not illiquid, except the following, amounted to $6,478,173, which represents 6.5% of net assets.

Acquisition
	Security	Date	Par/Unit	Cost	Value
	QDI LLC	06/01/02	510	—	10,014
	UbiquiTel, Inc.	04/11/00	150	7,600	—
$10,014

(c)	Step bond. Shown parenthetically is the next interest rate to be paid.

(d)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Trust will begin accruing at this rate.

(e)	Security purchased on a delayed delivery basis.

(f)	Illiquid security.

(g)	Security has no value.

(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(i)	Non-income producing security.

(j)	Cost for federal income tax purposes is $100,676,618.

(k)	Unrealized appreciation and depreciation at August 31, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$3,203,864	$(3,312,358)		$(108,494)

At August 31, 2006, the Trust had entered into the following forward currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized Appreciation
Contracts to Sell	Value	Face Value	Date	(Depreciation)
AUD	$698,300	$697,138	09/22/06	$(1,162)
EUR	487,289	481,878	09/15/06	(5,411)
EUR	108,999	108,588	09/15/06	(411)
EUR	899,670	904,169	10/23/06	4,499
EUR	1,722,425	1,730,858	10/25/06	8,433
GBP	590,690	587,655	03/13/06	(3,035)
GBP	1,120,513	1,111,085	03/23/06	(9,428)
				$(6,515)

Acronym	Name
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
TBA	To Be Announced
USD	United States Dollar
ZAR	South African Rand

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial InterMarket Income Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2006

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 27, 2006